Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock shares authorized	[1]	20,000,000	20,000,000
Common stock par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Common stock shares issued	[1]	1,399,675	699,838
Common stock shares outstanding	[1]	1,399,675	699,838

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on March 19, 2024 onwards.